SHORT-TERM COMMERCIAL PAPER	12 Months Ended
Dec. 31, 2016
SHORT-TERM COMMERCIAL PAPER
SHORT-TERM COMMERCIAL PAPER

16. SHORT-TERM COMMERCIAL PAPER

        On September 5, 2016, the Company issued a RMB400 million ($60 million) commercial paper at par value with a fixed interest rate of 5.5% per annum for a tenor of one year, the net proceeds from the issuance after deducting issuance expenses, were approximately RMB398.4 million ($59.9 million), interest is payable from September 7, 2016, the paper will mature on September 7, 2017 and repayable at its principal amount plus accrued interest. The amortization expense was RMB508 ($73) for the year ended December 31, 2016. Coupon interest of RMB6,992 ($1,008) was recorded for the year ended December 31, 2016, which was not paid and recorded in other payables.

        On September 23, 2016, the Company issued a RMB500 million ($74.8 million) commercial paper for a term of nine months with a fixed interest rate of 5.3% per annum, the net proceeds from the issuance after deducting issuance expenses, were approximately RMB498.5 million ($74.7 million), interest is payable from September 26, 2016, the paper will mature on June 23, 2017 and repayable at its principal amount plus accrued interest. The amortization expense was RMB539 ($78) for the year ended December 31, 2016. Coupon interest of RMB7,042 ($1,015) was recorded for the year ended December 31, 2016, which was not paid and recorded in other payables.